PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of Property and Equipment, Net

	December 31,	December 31,
	2022	2023
	RMB	RMB
Building (i)	53,049,213	53,049,213
Computer equipment	2,842,992	2,729,055
Furniture, fixtures and office equipment	1,620,039	1,686,997
Motor vehicles	1,469,021	1,469,021
Software	1,565,195	1,565,195
Leasehold improvements	8,476,176	5,564,110
	69,022,636	66,063,591
Less: accumulated depreciation and amortization	(36,261,660)	(35,827,606)
Property and equipment, net	32,760,976	30,235,985
(i)

Huanqiuyimeng entered into a two-year Commercial Loan Facility (the “Facility”) with China Minsheng Bank Beijing Branch. The Facility is pledged by the real estate property owned by ATA Education, see Note 10 for details.

Schedule of Allocation of Depreciation Expense Recognized

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cost of revenues	397,905	817,643	1,061,367
Research and development	448,414	22,084	26,669
Sales and marketing	7,984	9,674	15,231
General and administrative	4,937,844	4,267,932	3,647,782
Total depreciation expense	5,792,147	5,117,333	4,751,049